Financial Instruments - Additional Information (Detail) $ in Millions		12 Months Ended
	Jun. 22, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on derivatives designated as cash flow hedges		$ 15,000,000	$ (15,000,000)
Taxrecovery (expense) on net loss of derivatives designated as cash flow hedges		(8,000,000)	7,000,000
Gain on the ineffective portion of the hedges		7,000,000	0
Short term investments		48,000,000	43,000,000
Current debt		499,000,000
Letters of credit outstanding amount		420,000,000	423,000,000
Guarantees for reclamation obligations		323,000,000	303,000,000
Foreign exchange loss recognized		23,000,000	68,000,000
Foreign exchange gain (loss) recognized in income tax expense		$ 9,000,000	$ (162,000,000)
Average interest rate percentage earned on cash and cash equivalents		0.72%	0.14%	0.72%	0.14%
Percentage of Increase or decrease in the interest earned		10.00%		10.00%
Floating Interest Rate on Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on debt		3.00%	2.00%	3.00%	2.00%
Three Point Zero Billion Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility, maximum borrowing capacity	$ 3,000,000,000
Revolving credit facility, amount withdrawn		$ 0	$ 30,000,000
Credit facility extended maturity date	Jun. 22, 2022
Revolving credit facility, remaining borrowing capacity		3,000,000,000	2,970,000,000
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash flows from operations		1,211,000,000	799,000,000
Cash and cash equivalents		186,000,000	157,000,000
Short term investments		48,000,000	43,000,000
Working capital		(112,000,000)	791,000,000
Net assets held for sale			$ 430,000,000
Current debt		$ 499,000,000
Interest Rate Risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed rate borrowings		100.00%		100.00%
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets categorized as Level 3		$ 0
Financial liabilities categorized as Level 3		$ 0
Hedges entered into after Dec 31, 2017 [member] | Derivatives designated as hedge accounting [Member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to forecast zinc sales		20.00%
Hedges relating to lead sales		10.00%
Within 1 Year [member]
Disclosure of detailed information about financial instruments [line items]
Capital commitments		$ 409,000,000
Hedges relating to by-product base metal sales		30.00%
Within 1 Year [member] | Derivatives not designated as hedge accounting [Member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to forecast zinc sales		7.00%
Hedges relating to lead sales		6.00%
Within 1 Year [member] | Forecasted Operating and Sustaining Expenditures [member] | Top of range [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of allowable limit for hedging		50.00%
Within 1 Year [member] | Coffee [member]
Disclosure of detailed information about financial instruments [line items]
Capital expenditures		$ 298,000,000
Operating expenditures		$ 397,000,000
Within 1 Year [member] | Cash Flow Hedges [Member] | Derivatives Designated as Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 2,245	$ 4,379
Within 2 Years [Member] | Forecasted Operating and Sustaining Expenditures [member] | Top of range [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of allowable limit for hedging		30.00%
Within 2 Years [Member] | Cash Flow Hedges [Member] | Derivatives Designated as Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 2,245
2 to 3 Years [member] | Forecasted Operating and Sustaining Expenditures [member] | Top of range [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of allowable limit for hedging		10.00%
Within 25 to 36 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to by-product base metal sales		10.00%